Financial risk management	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Financial risk management

27. Financial risk management

The Group’s business activities are exposed to a variety of financial risks. The board of directors sets policies, manages and monitors the financial risks relating to the operations of the Group. The Group seeks to mitigate the potential adverse effects arising from these risks on the financial position and financial performance of the Group.

There have been no significant changes to the Group’s exposure to financial risks or the manner in which these risks are managed and measured.

27.1	Foreign currency risk

The Group undertakes transactions predominantly denominated in Malaysian Ringgit, with minimal transactions in US Dollar. The Group has not entered into any derivative instruments for hedging or trading purposes as the net exposure to foreign currency risk is not significant.

The foreign currency conversion rate used in this combined and consolidated financial statement are as follows:

	2023	2022
Malaysian Ringgit to US dollar
- Closing rate	0.2179	0.2273

- Average rate	0.2192	0.2274

27.2	Interest rate risk

The Group obtains financing through bank borrowings. The Group’s policy is to obtain the borrowing with the most favorable interest rates in the market.

The Group closely monitors its interest rate risk and does not utilize interest swap contracts or other derivative instruments for trading or speculative purposes. At the end of the reporting period, there were no such arrangements, interest rate swap contracts or other derivative instruments outstanding.

The carrying amounts of the Group’s financial instruments that are exposed to interest rate risk are as follow:

	2023	2022
	Floating rate	Floating rate
	USD	USD
Financial assets
Fixed deposits with financial institutions	681,313	859,902

Financial instruments subject to floating interest rates are repriced regularly. The other financial instruments of the Group that are not included in the abovementioned table are not subject to interest rate risks.

27.	Financial risk management (continued)

27.2	Interest rate risk (continued)

Interest rate risk sensitivity

An increase in market interest rates by 1% on financial assets and liabilities of the Group which has variable interest rates at the end of the reporting period would increase the profit before tax by USD8,860 (2022: USD20,929) and other comprehensive income by Nil (2022: Nil). This analysis assumes that all other variables remain unchanged.

A decrease in market interest rates by 1% on financial assets and liabilities of the Group which has variable interest rates at the end of the reporting period would have had the equal but opposite effect on the amounts shown above, on the basis that all other variables remain unchanged.

27.3	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group’s exposure to credit risk relates primarily to trade receivables, amount owing by shareholders, amount owing by related party, other receivables, as well as cash and restricted cash. The carrying amounts of these financial assets are disclosed in the respective note to the financial statements.

Trade Receivables

Risk management objectives, policies and processes for managing the risk

Customer credit risk is managed by each business unit subject to established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed, and individual credit limit is determined according to this assessment. Trade receivables are regularly monitored by management.

An impairment analysis is performed at each reporting date to measure the expected credit losses. The calculation reflects information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Exposure to credit risk

As at the end of the reporting period, the maximum exposure to credit risk arising from trade receivables are represented by the carrying amounts in the statement of financial position.

Recognition and measurement of impairment loss

In managing credit risk of trade receivables, the Group manages its debtors and takes appropriate actions to recover long-overdue balances. Generally, trade receivables will be paid within 90 days.

The Group uses an allowance matrix to measure ECLs of trade receivable for all segments.

The following table provides information about the exposure to credit risk and ECLs for trade receivables which are grouped together as they are expected to have similar risk nature.

27.	Financial risk management (continued)

27.3	Credit risk (continued)

Trade Receivables (continued)

Recognition and measurement of impairment loss (continued)

	2023			2022
	Gross carrying amount	Loss allowance	Net balance	Gross carrying amount	Loss allowance	Net balance
	USD	USD	USD	USD	USD	USD
Current (not past due)	1,551,194	-	1,551,194	1,577,177	-	1,577,177
1-30 days past due	201,811	-	201,811	158,945	-	158,945
31-60 days past due	33,813	-	33,813	3,691	-	3,691
61-90 days past due	11,505	-	11,505	6,280	-	6,280
More than 90 days past due	13,303	-	13,303	48	-	48
	1,811,626	-	1,811,626	1,746,141	-	1,746,141

Cash and restricted cash

The credit risk attributable to cash and restricted cash is insignificant because the counterparties are reputable and high-quality financial institutions.

27.4	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations when they fall due.

Management seeks to ensure all business units always maintain optimum levels of liquidity, sufficient for their operating, investing and financing activities. The Group expects to meet its obligations from operating cash flows. Nonetheless, the Group also seeks to maintain sufficient credit facilities available to meet its liquidity requirements while ensuring effective working capital management within the Group. As at December 31, 2023, the Group has unused credit facilities amounted to USD653,700 (2022: USD681,900)

The table below summarizes the maturity profile of the Group’s financial liabilities. The liquidity analysis for non-derivative financial liabilities is based on contractual undiscounted cash outflows (including principal and interest). The maturity is based on the earliest date on which the Group can be required to pay.

	On demand or within one year	One to two years	Two to three years	Total
	USD	USD	USD	USD
2023

Trade payables	411,066	-	-	411,066
Other payables	381,131	-	-	381,131
Accruals	58,184	-	-	58,184
Client’s funds held in trust	607,591	-	-	607,591
Lease liabilities	29,945	66,596	7,018	103,559

27.	Financial risk management (continued)

27.4	Liquidity Risk (continued)

	On demand or within one year	One to two years	Two to three years	Total
	USD	USD	USD	USD
2022
Trade payables	471,266	-	-	471,266
Other payables	1,063,903	-	-	1,063,903
Accruals	33,986	-	-	33,986
Client’s funds held in trust	350,459	-	-	350,459